------------------------
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                                                        ------------------------
                                                        OMB Number 3235-0570
                                                        Expires: September 30,
                                                        2007
                                                        Estimated average burden
                                                        hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERRTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-10301
                                     ---------

                              Ashport Mutual Funds
                              --------------------
               (Exact name of registrant as specified in charter)

                         800 Brickell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                    (Address of principal executive offices)

                                 Jeffrey Cimbal
                             StateTrust Capital, LLC
                         800 Bricknell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-305-921-8100
                                                    --------------

Date of fiscal year end: November 30
                         -----------

Date of reporting period: November 30, 2006
                          -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders

                                                            ASHPORT MUTUAL FUNDS
--------------------------------------------------------------------------------
                                                            FINANCIAL STATEMENTS

                                                               NOVEMBER 30, 2006

                              Ashport Mutual Funds
                                Table of Contents
                                November 30, 2006

C O N T E N T S
                                                                          Page
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

         Letter to Our Shareholders                                      1 - 10

         Schedules of Investments                                        11 - 13

         Statements of Assets and Liabilities                              14

         Statements of Operations                                          15

         Statements of Changes in Net Assets                             16 - 17

         Financial Highlights                                            18 - 23

         Notes to Financial Statements                                   24 - 31

         Report of Independent Auditors                                    32

         The Trustees of Your Fund                                         33

         Advisory Agreement & Proxy Voting                                 34

           ...........................................................

Performance of the Ashport Mutual Funds is compared to various market indices. Unlike mutual funds, the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

This report has been prepared for the general information of Ashport Mutual Funds' shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about Ashport Mutual Funds, investment policies, management fees and expenses. Investors should read the prospectus carefully before investing or sending money.

Performance calculation reflect fee waivers / expense reimbursements in effect. Without such fee waiver / expense reimbursement, total returns would have been lower. Total return is based on net change in net asset value assuming reinvestment of all dividends and distributions, if any.

----------------------------------
NOT FDIC INSURED
MAY LOSE VALUE / NO BANK GUARANTEE
----------------------------------

Dear Shareholders:

The Year in Review

As the first half of the year came to an end, leading economic indicators began to point toward slower growth. Market correction eroded the progress the markets had achieved. As the third quarter was coming to a close the Federal Reserve (the Fed) left the federal funds rate unchanged. The Fed did leave the possibility of future rate increases to combat inflation growth. This pause in its rate-raising program, as well as continued strong corporate profitability and a fall in energy prices, contributed to a more favorable market environment. As the Funds' reporting period drew to a close, the equity and bond markets rebounded strongly.

The fixed income sector rebounded as well, especially those associated with higher credit risk, such as emerging-market and high-yield bonds. Investor and worldwide economic expansion demanded higher yields. Bond yields in the US were slightly higher, responding to continued global growth and tightening of monetary policy.

Most broad-based equity indices ended the period with higher returns. The S&P 500 Index was up, returning 12.10% over the period. Large-cap stocks tended to under perform smaller cap stocks, with the S&P MidCap 400 index returning 10.30%. The S&P 500 performed similar to the NASDAQ 100 Index(R), which posted a return of 8.92%.

There's no way to completely avoid the effects of pervasive economic trends, but we work hard to get a detailed picture of the global investment landscape, so that we can make sound decisions for shareholders. Whether we're evaluating the changing global energy situation or trying to identify companies that might benefit from economic situations, we rely on one thing - research. Once again, we continue to recommend a diversified approach for equity portfolios relative to style, market capitalization, and region. We remain confident in our approach, emphasizing solid fundamentals.

Portfolio Matters

Ashport Large Cap

The portfolio's equity positions benefited from the success of our security selection strategy. In addition, some equity holdings benefited from rising mergers-and-acquisitions activity during the reporting period, including that of a number of large brokerage firms and diversified investment banks. Brokerage firms fared well due to higher trading volumes and the success of their fee-based business. For large-cap stocks, the S&P 500/Barra Value Index rose

15.58%, almost double the S&P 500/Barra Growth Index, which rose 8.77%. The Ashport Large Cap Fund's return was 13.39% for Class A and 13.10% for Class C during the 12 months ended November 30, 2006. The fund experienced a large turnover, although it was lower than in the prior year. Towards the latter part of the year, the manager took a less aggressive stance, which led to less repositioning of the Fund.

Top Industry/Sectors as of November 30, 2006

Financials                                                                15.79%
Capital Goods                                                             14.83%
Consumer Staples                                                          14.70%
Health Care                                                               13.09%
Technology                                                                11.02%
Consumer-Cyclical                                                          9.74%
Energy                                                                     6.02%
Utilities                                                                  3.93%
Cash Investments                                                          11.19%
Other Net Assets                                                          -0.31%

                                                                          -----
                                                                          100.0%
                                                                          =====

Average Annual Total Returns with Sales Charges

--------------------------------------------------------------------------------
Ashport Large Cap Fund                        1 - Year          Since Inception*
--------------------------------------------------------------------------------
Class A                                        12.45%                  4.10%
--------------------------------------------------------------------------------
Class C                                        12.13%                 15.07%
--------------------------------------------------------------------------------
S&P 500 Index **                               12.10%                  4.38%
--------------------------------------------------------------------------------
S&P 500 Index ***                              12.10%                 14.50%
--------------------------------------------------------------------------------

* Class A inception date was December 18, 2001 and Class C inception date was December 18, 2002. Returns are annualized.

**    From inception of Class A shares.

***   From inception of Class C shares.

Past performance is no guarantee of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of the shares.

Growth of a Hypothetical $10,000 Investment****

(For the period from the commencement of the Fund's investment operations, December 18, 2001, through November 30, 2006.)

                   Hypothetical Return Comparison (US$ 10,000)

                                [LINE CHART]

                                   2001*   2002    2003    2004    2005    2006
                                   -----   ----    ----    ----    ----    ----

S&P 500** (11,837)                 10000   8214    9452    10671   11162   11837
Large Cap A (12,083)                9524   7171    8819     9684   11325   12083
Large Cap C** (15,206)                     9905    12544   13536   14271   15206

*     Inception date of Fund was 12/18/2001

**    With Dividend Reinvestment

***   Class C share inception date was 12/18/2002

****  Before expenses

Summary of Fund Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and trustee expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (June 1, 2006) and held for the entire period (through November 30, 2006).

--------------------------------------------------------------------------------
NOTE 1.

NOTE 2.  Actual Expenses
--------------------------------------------------------------------------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

-----------------------------------------------------------------------------------------------------------------------
                                                  Beginning                   Ending                    Expenses Paid
                                                Account Value             Account Value                 During Period*
                 Large Cap Fund                  June 1,2006            November 30, 2006             November 30, 2006
             ----------------------------------------------------------------------------------------------------------
Class A      Actual  13.39% return                $1,000.00                 $1,066.95                       $23.25

             Hypothetical**                       $1,000.00                 $1,050.00                       $22.78
             ----------------------------------------------------------------------------------------------------------
Class C      Actual  13.10% return                $1,000.00                 $1,065.50                       $30.98
             Hypothetical**                       $1,000.00                 $1,050.00                       $30.38
-----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period. The annualized expense ratio for the Fund is 2.25% for Class A and 3% for Class C

**    assumes a 5% return before expense

Ashport Small/Mid Cap Fund

Our various positions in the health care and energy sector boosted relative results during the period. Some of the stocks in this sector were among the portfolio's most positive contributors. These included independent oil and gas producer Cabot Oil & Gas, and healthcare's Amphenol Corp. Stock selection in the communication and capital goods sectors also contributed to relative returns. In the final months of the fiscal year, stocks began to recover some of their lost ground. They underperformed relative to the benchmark, the S&P MidCap 400, with a return of 10.30% for the 12 months ending November 30, 2006. The first half of the Fund's fiscal year resulted in a lagging return versus the return of the benchmark for the entire year. The Ashport Small/Mid Cap Fund's return was 8.78% for Class A and 8.34% for Class C during the 12 months ended November 30, 2006.

Top Industry/Sectors as of November 30, 2006

Capital Goods                                                             13.83%
Health Care                                                               13.30%
Industrial Goods                                                          12.44%
Energy                                                                    12.30%
Industrial Services                                                       10.88%
Technology                                                                 9.38%
Basic Materials                                                            6.94%
Consumer-Cyclical                                                          5.75%
Communication Services                                                     3.35%
Transportation                                                             3.35%
Consumer-Staples                                                           2.86%
Cash Investments                                                           5.79%
Other Net Assets                                                          -0.17%
                                                                          ------
                                                                          100.0%
                                                                          ======

Average Annual Total Returns with Sales Charges

--------------------------------------------------------------------------------
Ashport Small/Mid Cap Fund             1 - Year                 Since Inception*
--------------------------------------------------------------------------------
Class A                                  7.32%                       4.31%
--------------------------------------------------------------------------------
Class C                                  6.86%                       9.67%
--------------------------------------------------------------------------------
S&P MidCap 400**                        15.13%                      10.55%
--------------------------------------------------------------------------------
S&P MidCap 400***                       15.13%                      20.42%
--------------------------------------------------------------------------------

* Class A inception date was December 18, 2001 and Class C inception date was April 13, 2003. Returns are annualized.

**    From inception of Class A shares.

***   From inception of Class C shares.

Past performance is no guarantee of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of the shares.

Growth of a Hypothetical $10,000 Investment****

(For the period from the commencement of the Fund's investment operations, December 18, 2001, through November 30, 2006)

                   Hypothetical Return Comparison (US$ 10,000)

                                [LINE CHART]

                                   2001*   2002    2003    2004    2005    2006
                                   -----   ----    ----    ----    ----    ----
S&P MidCap 400** (14,738)          10000   9045    11431   12174   14016   14738
Small MidCap A (11,267)             9524   9362     9629    9822   10793   11267
Small MidCap C*** (13,147)                 9898    11443   11558   12621   13147

*     Inception date of Fund was 12/18/2001

**    With Dividend Reinvestment

***   Class C share inception date was 4/13/2003

****  Before expenses

Summary of Fund Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (June 1, 2006) and held for the entire period (through November 30, 2006).

--------------------------------------------------------------------------------
NOTE 3.  Actual Expenses
--------------------------------------------------------------------------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

-----------------------------------------------------------------------------------------------------------------------
                                                 Beginning                   Ending                    Expenses Paid
             Small/Mid                          Account Value             Account Value                 During Period*
             Cap Fund                            June 1,2006            November 30, 2006             November 30, 2006
             ----------------------------------------------------------------------------------------------------------
Class A      Actual  8.78% return                 $1,000.00                 $1,043.90                       $22.99

             Hypothetical**                       $1,000.00                 $1,092.00                       $22.78
             ----------------------------------------------------------------------------------------------------------
Class C      Actual  8.34% return                 $1,000.00                 $1,041.70                       $30.63
             Hypothetical**                       $1,000.00                 $1,025.00                       $30.38
-----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period. The annualized expense ratio for the Fund is 2.25% for Class A and 3% for Class C

**    assumes a 5% return before expense

Ashport Global Fixed Income Fund

Shorter-term US government security prices eroded for part of the reporting period. However, the Fed left interest rates unchanged, and beginning in August bonds rallied. Unlike the domestic equity markets, bonds swung up and down during the 12 months ending November 30, 2006. The Ashport Global Fixed Income Fund's return was 6.67% for Class A and 6.17% for Class C during the 12 months ended November 30, 2006, while the Lehman Brothers Aggregate Bond Index rose 6.79%. Benefiting the fund's performance once again was our sector selection. The decision to overweight emerging-markets debt has worked out well relative to the Index. This segment was boosted by a combination of strong demand for higher-yielding securities and improving creditworthiness of the underlying securities.

Top Industry/Sectors as of November 30, 2006

            US Bonds:
            AT&T Corp                                                      2.17%
            Citigroup Inc                                                  4.35%
            General Motors 7.25%                                           4.58%
            GMAC Smart note                                                1.53%
            Ford Motor Co                                                  4.22%
            Hertz Corp                                                     4.26%
            Raytheon                                                       1.33%
            Southwestern Electric Power                                    2.22%

            Foreign Bonds:
            Brazil 9.25                                                    4.97%
            Colombia                                                       5.16%
            Costa Rica                                                     4.65%
            Dominican Republican                                           4.93%
            El Salvador                                                    4.85%
            European Bank                                                  5.50%
            Brazil 10%                                                     5.20%
            Panama Republic                                                3.01%
            Peru Republic                                                  5.10%
            Petrobras                                                      5.20%
            Ecuador                                                        1.77%
            Venezuela                                                      4.29%
            Russian                                                        3.59%
            Turkey                                                         4.60%
            Other Net Assets                                               9.90%
            US Bank Trust Cash                                             2.63%
                                                                         ------
                                                                          100.0%
                                                                         ======

Average Annual Total Returns with Sales Charges.

--------------------------------------------------------------------------------
Ashport Global Fixed Income Fund           1 - Year             Since Inception*
--------------------------------------------------------------------------------
Class A                                      6.01%                    2.17%
--------------------------------------------------------------------------------
Class C                                      5.63%                    3.16%
--------------------------------------------------------------------------------
Lehman Aggregate**                           6.79%                    6.63%
--------------------------------------------------------------------------------
Lehman Aggregate***                          6.79%                    5.41%
--------------------------------------------------------------------------------

* Class A inception date was December 18, 2001 and Class C inception date was December 24, 2002. Returns are annualized.

**    From inception of Class A shares.

***   From inception of Class C shares.

Past performance is no guarantee of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of the shares.

Growth of a Hypothetical $10,000 Investment****

(For the period from the commencement of the Fund's investment operations, December 18, 2001, through November 30, 2006)

                   Hypothetical Return Comparison (US$ 10,000)

                                  [LINE CHART]

                                   2001*   2002    2003    2004    2005    2006
                                   -----   ----    ----    ----    ----    ----
Lehman Aggregate** (12,978)        10000   10897   11921   12358   12978   13419
Fixed Income A (9,998)              9524    9086    9200    9533    9998   10311
Fixed Income C*** (10,592)                  9897    9846   10164   10592   10897

*     Inception date of Fund was 12/18/2001

**    With Dividend Reinvestment

***   Class C share inception date was 12/24/2002

****  Before expenses

Summary of Fund Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (June 1, 2006) and held for the entire period (through November 30, 2006).

--------------------------------------------------------------------------------
NOTE 4. Actual Expenses
--------------------------------------------------------------------------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

-----------------------------------------------------------------------------------------------------------------------
                                                  Beginning                   Ending                    Expenses Paid
             Fixed                              Account Value             Account Value                 During Period*
             Income Fund                         June 1,2006            November 30, 2006             November 30, 2006
             ----------------------------------------------------------------------------------------------------------
Class A      Actual  6.26% return                 $1,000.00                 $1,033.35                       $15.23
                                                                                                            $22.78
             Hypothetical**                       $1,000.00                 $1,025.00                       $15.19
             ----------------------------------------------------------------------------------------------------------
Class C      Actual  5.76% return                 $1,000.00                 $1,030.85                       $22.82
             Hypothetical**                       $1,000.00                 $1,025.00                       $22.78
-----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period. The annualized expense ratio for the Fund is1.5% for Class A and 2.25% for Class C

**    assumes a 5% return before expense

Looking Ahead

In the next fiscal year, the Funds expect to continue to invest in companies that, in our opinion, are undervalued relative to their long-term growth prospects and have ability to sustain superior levels of profitability. We intend to continue to identify companies through our independent research efforts. We expect the Funds will remain diversified not only by industry and investment theme, but also by external factors we believe could affect company performance. This approach to investing in companies, not trading of stocks, we believe will allow the Funds to produce above-average rates of return while keeping an attractive risk profile. As always, we appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,

Uri Benhamron                                         David Vurgait
Portfolio Manager                                     President of Ashport Funds

Ashport Large Cap Fund
Schedule of Investments
November 30, 2006

                                                                                                              Percentage
                                                                                                                of Net
Common Stocks -                                            89.12%         Shares              Value             Assets
                                                                          ------           -----------        ----------
Capital Goods

3M CO COM                                                                    619                50,424              3.87%

CATERPILLAR INC                                                              521                32,318              2.48%

DANAHER CORP                                                                 805                58,862              4.52%

UNITED TECHNOLOGIES CORP DEL COM                                             800                51,624              3.96%
                                                                                           -----------            ------

                                                                                               193,228             14.83%
                                                                                           -----------            ------
Consumer-Cyclical

COACH INC COM (a)                                                          1,491                64,426              4.95%

LOWES COS INC                                                                846                25,515              1.96%

WAL MART STORES INC                                                          800                36,880              2.83%
                                                                                           -----------            ------

                                                                                               126,821              9.74%
                                                                                           -----------            ------
Consumer Staples

AVON PRODUCTS INC COM                                                      1,505                49,123              3.77%

CVS CORP COM                                                               1,400                40,278              3.09%

STARBUCKS CORP COM (a)                                                     1,300                45,890              3.53%

WALT DISNEY COMPANY HOLDING CO                                             1,700                56,185              4.31%
                                                                                           -----------            ------

                                                                                               191,476             14.70%
                                                                                           -----------            ------
Energy

CHEVRON CORP COM                                                             600                43,392              3.33%

SUNOCO INC COM                                                               515                35,102              2.69%
                                                                                           -----------            ------

                                                                                                78,494              6.02%
                                                                                           -----------            ------
Financials

CITIGROUP INC COM                                                            920                45,623              3.50%

JP MORGAN CHASE & CO COM                                                   1,300                60,164              4.62%

LEGG MASON INC                                                               290                27,654              2.12%

MORGAN STANLEY COM                                                           400                30,464              2.34%

 T ROWE PRICE GROUP INC COM                                                  964                41,770              3.21%
                                                                                           -----------            ------

                                                                                               205,675             15.79%
                                                                                           -----------            ------
Health Care

FOREST LABS INC (a)                                                          657                31,996              2.46%

GILEAD SCIENCES INC (a)                                                      470                31,001              2.38%

PFIZER INC COM                                                             1,150                31,614              2.43%

ST JUDE MEDICAL INC COM (a)                                                  760                28,325              2.17%

WYETH                                                                        985                47,556              3.65%
                                                                                           -----------            ------

                                                                                               170,492             13.09%
                                                                                           -----------            ------
Technology

ADOBE SYSTEMS INC DEL (a)                                                  1,300                52,208              4.01%

ORACLE CORP COM (a)                                                        2,781                52,978              4.07%

SEAGATE TECHNOLOGY                                                         1,490                38,383              2.94%
                                                                                           -----------            ------

                                                                                               143,569             11.02%
                                                                                           -----------            ------
Utilities

AES CORP (a)                                                               2,190                51,180              3.93%
                                                                                           -----------            ------

                                                                                                51,180              3.93%
                                                                                           -----------            ------

TOTAL COMMON STOCKS (Cost $1,037,831)                                                        1,160,935             89.12%
                                                                                           -----------            ------

Cash Investments -

US Bank Institutional Trust Cash - Investment Dollars, 5.1% (b)          145,828               145,828             11.19%
                                                                                           -----------            ------

TOTAL CASH INVESTMENTS (Cost $145,828)                                                         145,828             11.19%
                                                                                           -----------            ------

TOTAL INVESTMENTS (Cost $1,183,659) -                                                      $ 1,306,763            100.31%
                                                                                           ===========            ======

Liabilities in excess of other assets-                                                         (4,032)             -0.31%
                                                                                           -----------            ------

TOTAL NET ASSETS -                                                                         $ 1,302,731            100.00%
                                                                                           ===========            ======

(a)   Non-income producing.

(b) Variable rate yield; the coupon rate shown represents the rate at November 30, 2006.

Ashport Small/Mid Cap Fund
Schedule of Investments
November 30, 2006

                                                                                                              Percentage
                                                                                                                of Net
Common Stocks -                                            94.38%         Shares              Value             Assets
                                                                          ------           -----------        ----------
Basic Materials
CLEVELAND CLIFFS INC                                                         623           $    29,929              3.80%

HEADWATERS INC COM (a)                                                      1034                24,733              3.14%
                                                                                           -----------            ------
                                                                                                                    6.94%
                                                                                                54,662
                                                                                           -----------            ------
Capital Goods

C H ROBINSON WORLDWIDE INC COM NEW                                           504                22,181              2.82%

CUMMINS ENGINE INC                                                           199                23,864              3.03%

ITT CORP NEW COM                                                             471                25,410              3.22%

JOY GLOBAL INC COM                                                           855                37,535              4.76%
                                                                                           -----------            ------

                                                                                               108,990             13.83%
                                                                                           -----------            ------
Communication Services

ROCKWELL COLLINS INC COM                                                     438                26,425              3.35%
                                                                                           -----------            ------

                                                                                                26,425              3.35%
                                                                                           -----------            ------
Consumer-Cyclical

COPART INC (a)                                                               822                24,833              3.15%

SELECT COMFORT CORP OC CAP STK (a)                                          1186                20,494              2.60%
                                                                                           -----------            ------

                                                                                                45,327              5.75%
                                                                                           -----------            ------
Consumer-Staples

HANSEN NATURAL CORPORATION (a)                                               802                22,560              2.86%
                                                                                           -----------            ------

                                                                                                22,560              2.86%
                                                                                           -----------            ------

Energy

CABOT OIL AND GAS CORP COM                                                   597                37,092              4.71%

CORE LABORATORIES NV (a) (b)                                                 418                36,976              4.69%

QUESTAR CORP COM                                                             265                22,856              2.90%
                                                                                           -----------            ------

                                                                                                96,924             12.30%
                                                                                           -----------            ------
Health Care

AMPHENOL CORP NEW CL A                                                       398                27,116              3.44%

COVANCE INC (a)                                                              477                28,558              3.62%

IDEXX LABS INC COM (a)                                                       331                28,019              3.56%

VCA ANTECH INC COM (a)                                                       656                21,150              2.68%
                                                                                           -----------            ------

                                                                                               104,843             13.30%
                                                                                           -----------            ------
Industrial Services

GRACO INC                                                                    603                25,187              3.20%

KORN / FERRY INTERNATIONAL COM NEW (a)                                      1505                35,082              4.45%

LABOR READY INC NEW (a)                                                     1346                25,466              3.23%
                                                                                           -----------            ------

                                                                                                85,735             10.88%
                                                                                           -----------            ------
Industrial Goods

AMETEK INC NEW COM                                                         805.5                26,267              3.33%

LAMSON & SESSIONS CO (a)                                                     915                19,673              2.50%

LINCOLN ELECTRIC HOLDINGS INC COM                                            418                25,435              3.23%

MUELLER INDUSTRIES INC                                                       782                26,667              3.38%
                                                                                           -----------            ------

                                                                                                98,042             12.44%
                                                                                           -----------            ------
Technology

ALLIANT TECHSYSTEMS INC (a)                                                  298                23,038              2.92%

BRADY CORPORATION CL A                                                       597                22,913              2.91%

GLOBAL PAYMENTS INC COM                                                      610                27,938              3.55%
                                                                                           -----------            ------

                                                                                                73,889              9.38%
                                                                                           -----------            ------
Transportation

EXPEDITORS INTERNATIONAL OF WASHINGTON INC                                   583                26,363              3.35%
                                                                                           -----------            ------

                                                                                                26,363              3.35%
                                                                                           -----------            ------

                                                                                           -----------            ------

TOTAL COMMON STOCKS (Cost $703,589)                                                            743,760             94.38%
                                                                                           -----------            ------

Cash Investments -                                          ####

US Bank Institutional Trust Cash - Investment Dollars, 5.1% (c)           45,658                45,658              5.79%
                                                                                           -----------            ------

TOTAL CASH INVESTMENTS (Cost $45,658)                                                           45,658              5.79%
                                                                                           -----------            ------

TOTAL INVESTMENTS (Cost $749,247) -                       100.17%                          $   789,418            100.17%
                                                                                           ===========            ======


Liabilities in excess of other assets-                    -0.17%                                (1,389)            -0.17%
                                                                                           -----------            ------

TOTAL NET ASSETS -                                        100.00%                          $   788,029            100.00%
                                                                                           ===========            ======

(a)   Non-income producing.

(b)   American Depository Receipt

(c) Variable rate yield; the coupon rate shown represents the rate at November 30, 2006.

Ashport Global Fixed Income Fund
Schedule of Investments
November 30, 2006

                                                                                                              Percentage
                                                                                                                of Net
                                                                          Shares              Value             Assets
                                                                          ------           -----------        ----------
Corporate Bonds -                                          24.66%

AT&T Corp 7.3% Due 11/15/11                                                9,000           $     9,855              2.17%

Citigroup Inc. 5.0% Due 09/15/14                                          20,000                19,770              4.35%

General Motors 7.25% Due 03/02/11                                         20,000                20,824              4.58%

GMAC Smartnote 7.000% Due 10/15/11                                         7,000                 6,953              1.53%

Ford Motor Co. 7.000% Due 10/01/13                                        20,000                19,200              4.22%

Hertz Corp 6.25% Due 03/15/09                                             20,000                19,400              4.26%

Raytheon 6.750% Due 8/15/07                                                6,000                 6,052              1.33%

Southwestern Electric Power 7.0% Due 9/01/07                              10,000                10,117              2.22%
                                                                                           -----------            ------


TOTAL CORPORATE BONDS (Cost $112,973)                                                          112,171             24.66%
                                                                                           -----------            ------

Foreign Bonds -                  62.82%

Brazil Federal Republic 9.25% Due 10/22/10                                20,000                22,610              4.97%

Colombia 10.0% Due 01/23/12                                               20,000                23,480              5.16%

Costa Rica Republic 8.11% Due 02/01/12                                    20,000                21,160              4.65%

Dominican Republic 9.04% Due 01/23/13                                     20,000                22,450              4.93%

El Salvador Republic 8.5% Due 07/25/11                                    20,000                22,050              4.85%

European Bank 6.25% Due 05/09/18                                          25,000                25,000              5.50%

Fed. Brazil 10.0% Due 08/07/11                                            20,000                23,650              5.20%

Panama Republic 9.625% Due 02/08/11                                       12,000                13,710              3.01%

Peru Republic 9.125% Due 02/21/12                                         20,000                23,200              5.10%

Petrobras 9.125% Due 07/02/12                                             20,000                23,650              5.20%

Republic of Ecuador 12.0% 11/15/12                                         8,160                 8,038              1.77%

Republic of Venezuela 5.375% Due 08/07/10                                 20,000                19,510              4.29%

Russian Fed. 8.25% Due 03/31/10                                           20,000                16,323              3.59%

Turkey Republic 10.5% Due 01/13/08                                        20,000                20,950              4.60%
                                                                                           -----------            ------


TOTAL FOREIGN BONDS (Cost $267,570)                                                            285,781             62.82%
                                                                                           -----------            ------

Cash Investments -                                          2.63%

US Bank Institutional Trust Cash - Investment Dollars, 5.1% (a)           11,944                11,944              2.63%
                                                                                           -----------            ------


TOTAL  CASH INVESTMENTS (Cost $11,944)                                                          11,944              2.63%
                                                                                           -----------            ------

TOTAL INVESTMENTS (Cost $392,487) -                        90.10%                          $   409,896             90.10%
                                                                                           ===========            ======


Other assets in excess of liabilities-                      9.90%                               45,049              9.90%
                                                                                           -----------            ------

TOTAL NET ASSETS -                                        100.00%                          $   454,945            100.00%
                                                                                           ===========            ======

(a) Variable rate yield; the coupon rate shown represents the rate at November 30, 2006.

Ashport Mutual Funds
Statements of Assets and Liabilities
November 30, 2006

                                                                                        Ashport
                                                                                         Global
                                                             Ashport      Ashport        Fixed
                                                              Large      Small/Mid      Income
                                                             Cap Fund     Cap Fund       Fund
                                                            ----------   ----------   ----------
Assets:
Investments in securities:
   At cost                                                  $1,183,659   $  749,247   $  392,487
                                                            ==========   ==========   ==========
   At market value                                          $1,306,763   $  789,418   $  409,896


Dividends receivable                                             2,113          476           --

Interest receivable                                                171          111        7,867

Receivable for capital shares purchased                             --           --       39,600

Receivable from adviser                                             --        1,315           --
                                                            ----------   ----------   ----------

     Total assets                                            1,309,047      791,320      457,363
                                                            ----------   ----------   ----------

Liabilities:

Accrued adviser fees                                             1,315          790          177

Accrued administration fees                                        785          472          262

Accrued distributor fees                                         1,438          714          367

Distribution payable                                             2,778           --        1,612

Income tax payable                                                  --        1,315           --
                                                            ----------   ----------   ----------

     Total liabilities                                           6,316        3,291        2,418
                                                            ----------   ----------   ----------

Net Assets:                                                 $1,302,731   $  788,029   $  454,945
                                                            ==========   ==========   ==========

Net Assets consist of:

Paid in capital                                              1,179,627      743,071      436,807

Undistributed net investment income                                 --           --          820

Accumulated net realized gain (loss) on investments                 --        4,787          (91)

Net unrealized appreciation (depreciation) on investments      123,104       40,171       17,409
                                                            ----------   ----------   ----------
                                                            $1,302,731   $  788,029   $  454,945
                                                            ==========   ==========   ==========

Class A: (a)
Net asset value per share and redemption price per share
(614,549 / 65,090, 489,492 / 46,999, 197,766 / 19,727,
respectively)                                               $     9.44   $    10.41   $    10.03
                                                            ==========   ==========   ==========

Maximum offering price per share (c)

(Net asset value per share / 95.25%, respectively)          $     9.91   $    10.93   $    10.53
                                                            ==========   ==========   ==========

Minimum redemption price per share (b)

(Net asset value per share* 98%, respectively)              $     9.25   $    10.20   $     9.83
                                                            ==========   ==========   ==========

Class C: (a)
(688,182 / 75,516, 298,537 / 29,484, 257,179 / 25,820,
Net asset value per share and redemption price per share
respectively)                                               $     9.11   $    10.13   $     9.96
                                                            ==========   ==========   ==========

Maximum offering price per share (d)

(Net asset value per share / 99%, respectively)             $     9.20   $    10.23   $    10.06
                                                            ==========   ==========   ==========

Minimum redemption price per share (b)

(Net asset value per share * 98%, respectively)             $     8.93   $     9.93   $     9.76
                                                            ==========   ==========   ==========

(a) Each Fund is comprised of an unlimited number of $.01 par value Class A and Class C shares.

(b) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 5 days of purchase.

(c)   Maximuim offering price of 4.75% on Class A shares.

(d)   Maximuim offering price of 1.00% on Class C shares.

Ashport Mutual Funds
Statements of Operations
November 30, 2006

                                            Ashport        Ashport
                                             Large         Small/Mid     Ashport Global
                                            Cap Fund       Cap Fund     Fixed Income Fund
                                          ------------   ------------   -----------------
Investment Income

Dividend income                           $     19,346   $      5,121     $         --

Interest income                                  3,361          2,873           29,928
                                          ------------   ------------     ------------

  Total Income                                  22,707          7,994           29,928
                                          ------------   ------------     ------------

Expenses

Investment adviser fee                          15,867          9,958            2,241

Administration expenses                          4,277          2,658            1,479

12b-1 fee, Class A                               1,305          1,122              551

12b-1 fee, Class C                               7,432          3,416            1,679

Trustee expenses                                 3,329          3,329            3,329

Custodian expenses                               3,828          3,828            3,824

Insurance expenses                               2,888          2,888            2,888

Printing expenses                                  526            526              526

Income tax expenses                                 --          1,315              449

Excise tax expenses                                 --            901               --

Professional expenses                           31,639         31,284           31,268
                                          ------------   ------------     ------------
  Total Expenses                                71,091         61,225           48,234

Expenses waived/reimbursed by
adviser                                        (40,355)       (41,628)         (38,355)
                                          ------------   ------------     ------------
Total operating expenses                        30,736         19,597            9,879
                                          ------------   ------------     ------------

Net Investment Income (Loss)                    (8,029)       (11,603)          20,049
                                          ------------   ------------     ------------

Realized & Unrealized Gain
(Loss)
Net realized gain (loss) on
investment securities                           18,188         (3,649)             318
Change in net unrealized appreciation
(depreciation)
   on investment securities                    147,782         74,632            6,486
                                          ------------   ------------     ------------
Net realized and unrealized gain on
investment securities                          165,970         70,983            6,804
                                          ------------   ------------     ------------
Net increase in net assets resulting
from operations                           $    157,941   $     59,380     $     26,853
                                          ============   ============     ============

Ashport Mutual Funds
Statements of Changes in Net
Assets

                                                Ashport Large                                       Ashport Small/Mid
                                                  Cap Fund                                               Cap Fund
                                   ---------------------------------------              -------------------------------------------
Increase (Decrease) in Net             Year ended           Year ended                     Year ended                Year ended
Assets                             November 30, 2006     November 30, 2005              November 30, 2006         November 30, 2005
Operations:                        -----------------     -----------------              -----------------         -----------------
  Net investment loss                $    (8,029)           $    (6,206)                   $   (11,603)               $    (9,848)
  Net realized gain (loss) on
investment securities                     18,188                 89,714                         (3,649)                   103,736
  Change in net unrealized
appreciation (depreciation)              147,782                (23,849)                        74,632                    (41,174)
                                     -----------            -----------                    -----------                -----------
  Net increase in net assets
resulting from operations                157,941                 59,659                         59,380                     52,714
                                     -----------            -----------                    -----------                -----------

Distributions:
  From net realized gain -
Class A                                   (4,348)               (31,257)                            --                    (45,849)
  From net realized gain -
Class C                                   (5,058)               (47,844)                            --                    (39,603)
  From return of capital -
Class A                                   (4,003)                    --                             --                         --
  From return of capital -
Class C                                   (4,657)                    --                             --                         --
                                     -----------            -----------                    -----------                -----------

  Total distributions                    (18,066)               (79,101)                            --                    (85,452)
                                     -----------            -----------                    -----------                -----------

Capital Share Transactions -
Class A:

  Proceeds from shares sold               71,800                156,772                         86,278                    112,814

  Reinvestment of distributions            8,040                 29,914                             --                     45,221
  Amount paid for shares
repurchased                              (22,329)               (32,473)                       (34,264)                   (27,377)
                                     -----------            -----------                    -----------                -----------

                                          57,511                154,213                         52,014                    130,658
Capital Share Transactions -
Class C:

  Proceeds from shares sold               39,600                135,315                         41,531                     75,028

  Reinvestment of distributions            7,248                 37,470                             --                     38,529
  Amount paid for shares
repurchased                             (172,880)              (166,454)                      (109,359)                  (124,316)
                                     -----------            -----------                    -----------                -----------

                                        (126,032)                 6,331                        (67,829)                   (10,759)
  Net increase (decrease) in net
assets resulting
     from share
transactions                             (68,521)               160,544                        (15,814)                   119,899
                                     -----------            -----------                    -----------                -----------

                                     -----------            -----------                    -----------                -----------
Total Increase in Net
Assets                                    71,354                141,102                         43,566                     87,161
                                     -----------            -----------                    -----------                -----------

Net Assets:

  Beginning of year                    1,231,377              1,090,275                        744,463                    657,302
                                     -----------            -----------                    -----------                -----------

  End of period                      $ 1,302,731            $ 1,231,377                    $   788,029                $   744,463
                                     ===========            ===========                    ===========                ===========

Accumulated undistributed net
   investment income included
   in net assets at end of
period                                        --                     --                             --                         --
                                     -----------            -----------                    -----------                -----------

Ashport Mutual Funds
Statements of Changes in Net Assets -
continued

                                                       Ashport Global
                                                     Fixed Income Fund
                                            ------------------------------------
                                             Year ended              Year ended
Increase (Decrease) in Net                  November 30,            November 30,
Assets                                          2006                    2005
Operations:                                 ------------            ------------
  Net investment
income                                       $  20,049               $  17,791
  Net realized gain on investment
securities                                         318                       4

  Change in net unrealized appreciation
(depreciation)                                   6,486                   2,169
                                             ---------               ---------
  Net increase in net assets resulting
from operations                                 26,853                  19,964
                                             ---------               ---------

Distributions:
  From net investment income -
Class A                                         (9,952)                 (9,268)
  From net investment income -
Class C                                         (9,277)                 (9,194)
                                             ---------               ---------
  Total distributions
                                               (19,229)                (18,462)
                                             ---------               ---------

Capital Share Transactions -
Class A:
  Proceeds from
shares sold                                      5,290                  54,788

  Reinvestment of distributions                  9,952                   8,940
  Amount paid for shares
repurchased                                    (48,032)                (54,985)
                                             ---------               ---------

                                               (32,790)                  8,743
Capital Share Transactions -
Class C:
  Proceeds from
shares sold                                     39,600                  46,526

  Reinvestment of distributions                  7,665                   7,364
  Amount paid for shares
repurchased                                    (14,189)                (89,048)
                                             ---------               ---------

                                                33,076                 (35,158)
  Net increase (decrease) in net assets
resulting
     from share
transactions                                       286                 (26,415)
                                             ---------               ---------

                                             ---------               ---------
Total Increase (Decrease) in                     7,910                 (24,913)
Net Assets
                                             ---------               ---------

Net Assets:

  Beginning of year                            447,035                 471,948
                                             ---------               ---------

  End of year                                $ 454,945               $ 447,035
                                             =========               =========

Accumulated undistributed net
   investment income
included
   in net assets at end of
period                                              820                       --
                                              ---------                ---------

Ashport Mutual
Funds
Financial
Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                      Ashport Large Cap Fund

                                                                            Class A
                                        ----------------------------------------------------------------------------
                                            Year
                                           ended             Year             Year          Year            Year
                                          November           ended           ended          ended           ended
                                             30,           November         November       November        November
                                            2006           30, 2005         30, 2004       30, 2003        30, 2002 (a)
                                        ------------    ------------    ------------    ------------    ------------
Selected Per Share Data

Net asset value, beginning of period    $       8.44    $       8.48    $       9.26    $       7.53    $      10.00
                                        ------------    ------------    ------------    ------------    ------------
Income from investment operations
  Net investment income
(loss) (d)                                     (0.02)          (0.05)          (0.11)          (0.12)          (0.16)
  Net realized and unrealized gain
(loss)                                          1.15            0.57            1.04            1.85           (2.31)
                                        ------------    ------------    ------------    ------------    ------------
Total from investment
operations                                      1.13            0.52            0.93            1.73           (2.47)
                                        ------------    ------------    ------------    ------------    ------------
Less Distributions to Shareholders:
  From net
realized gain                                  (0.07)          (0.56)          (1.71)                             --              --
  From return of
capital                                        (0.06)
                                        ------------    ------------    ------------    ------------    ------------
Total
distributions                                  (0.13)          (0.56)          (1.71)                             --              --
                                        ------------    ------------    ------------    ------------    ------------

Net asset value, end of
period                                  $       9.44    $       8.44    $       8.48    $       9.26    $       7.53
                                        ============    ============    ============    ============    ============

Total Return                                   13.39%           5.70%           9.81%          22.97%         (24.70)% (b)

Ratios and Supplemental
Data

Net assets, end of period               $    614,549    $    498,777    $    350,563    $    218,054    $     34,327
Ratio of expenses to average net
assets                                          1.98%           1.99%           2.16%           2.68%           3.92% (c)
Ratio of expenses to average net
assets
   before waiver &
reimbursement                                   5.07%           6.31%           6.08%          13.88%          87.30% (c)
Ratio of net investment income
(loss) to

   average net
assets                                         (0.23)%         (0.53)%         (1.33)%         (1.45)%         (2.73)% (c)
Ratio of net investment income
(loss) to
   average net assets before waiver &
reimbursement                                  (3.33)%         (4.86)%         (5.25)%        (12.65)%        (86.11)% (c)
Portfolio
turnover rate                                     39%            516%            518%            826%            298%

(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.

(b)   Not annualized.

(c)   Annualized.

(d) Net investment income (loss) per share is based on the average shares oustanding during the period.

Ashport Mutual
Funds
Financial
Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                           Ashport Large Cap Fund

                                                   Class C
                          ------------------------------------------------------------
                             Year             Year           Year            Year
                             ended            ended          ended           ended
                          November 30,    November 30,    November 30,    November 30,
                             2006             2005           2004            2003 (a)
                          ------------    ------------    ------------    ------------
Selected Per Share
Data

Net asset value,
beginning of period       $       8.17    $       8.28    $       9.22    $       7.28
                          ------------    ------------    ------------    ------------
Income from investment
operations
  Net investment
income (loss) (d)                (0.08)          (0.05)          (0.07)          (0.12)
  Net realized and
unrealized gain (loss)            1.15            0.50            0.84            2.06
                          ------------    ------------    ------------    ------------
Total from
investment operations             1.07            0.45            0.77            1.94
                          ------------    ------------    ------------    ------------
Less Distributions to
Shareholders:
  From net                                       (0.56)          (1.71)

realized gain                    (0.07)                                             --
  From return of
capital                          (0.06)
                          ------------    ------------    ------------    ------------
Total
distributions                    (0.13)          (0.56)          (1.71)             --
                          ------------    ------------    ------------    ------------

Net asset value, end
of period                 $       9.11    $       8.17    $       8.28    $       9.22
                          ============    ============    ============    ============

Total Return                     13.10%           4.96%           7.90%          26.65% (b)

Ratios and
Supplemental Data

Net assets, end of
period                    $    688,182    $    732,600    $    739,712    $    387,298
Ratio of expenses to
average net assets                2.73%           2.79%           2.78%           2.64% (c)
Ratio of expenses to
average net assets
   before waiver &
reimbursement                     5.96%           7.24%           6.95%          13.66% (c)
Ratio of net investment
income (loss) to
   average net
assets                           (0.91)%         (0.55)%         (0.78)%         (1.42)% (c)
Ratio of net investment
income (loss) to
   average net assets
before waiver &
reimbursement                    (4.14)%         (5.00)%         (4.96)%        (15.08)% (c)
Portfolio
turnover rate                       39%            516%            518%            826%

(a) For the period December 18, 2002 (Commencement of Operations) to November 30, 2003.

(b)   Not annualized.

(c)   Annualized.

(d) Net investment income (loss) per share is based on the average shares oustanding during the period.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                Ashport Small/Mid Cap Fund

                                                                         Class A
                                        ----------------------------------------------------------------------------
                                           Year             Year           Year            Year            Year
                                           ended            ended          ended           ended           ended
                                        November 30,    November 30,    November 30,    November 30,    November 30,
                                           2006             2005           2004            2003            2002 (a)
                                        ------------    ------------    ------------    ------------    ------------
Selected Per Share Data

Net asset value, beginning of
period                                  $       9.57    $       9.81    $      10.11    $       9.83    $      10.00
                                        ------------    ------------    ------------    ------------    ------------
Income from investment operations
  Net investment income (loss)
(d)                                            (0.12)          (0.14)          (0.16)          (0.17)          (0.20)
  Net realized and unrealized gain
(loss)                                          0.96            1.11            0.37            0.45            0.03
                                        ------------    ------------    ------------    ------------    ------------
Total from investment
operations                                      0.84            0.97            0.21            0.28           (0.17)
                                        ------------    ------------    ------------    ------------    ------------
Less Distributions to Shareholders:

  From net realized gain                          --           (1.21)          (0.47)             --              --

  From return of capital                          --              --           (0.04)             --              --
                                        ------------    ------------    ------------    ------------    ------------

Total distributions                               --           (1.21)          (0.51)             --              --
                                        ------------    ------------    ------------    ------------    ------------

Net asset value, end of period          $      10.41    $       9.57    $       9.81    $      10.11    $       9.83
                                        ============    ============    ============    ============    ============

Total Return                                    8.78%           8.70%           2.01%           2.85%          -1.70% (b)

Ratios and Supplemental Data

Net assets, end of period               $    489,491    $    403,621    $    292,195    $    219,918    $     51,088
Ratio of expenses to average net
assets                                          2.13%           2.11%           2.25%           2.98%           3.91% (c)
Ratio of expenses to average net
assets
   before waiver &
reimbursement                                   7.28%           9.37%           8.44%          18.74%          70.92% (c)
Ratio of net investment income
(loss) to

   average net assets                          (1.15)%         (1.40)%         (1.69)%         (2.21)%         (3.16)% (c)
Ratio of net investment income
(loss) to
   average net assets before waiver &
reimbursement                                  (6.29)%         (8.66)%         (7.88)%        (17.97)%        (70.17)% (c)
Portfolio turnover rate                          141%            623%            439%            374%              9%

(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.

(b)   Not annualized.

(c)   Annualized.

(d) Net investment income (loss) per share is based on the average shares oustanding during the period.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                          Ashport Small/Mid Cap Fund

                                                                    Class C
                                          ------------------------------------------------------------
                                             Year             Year           Year            Year
                                             ended            ended          ended           ended
                                          November 30,    November 30,    November 30,    November 30,
                                             2006             2005           2004            2003 (a)
                                          ------------    ------------    ------------    ------------
Selected Per Share Data

Net asset value, beginning of period      $       9.35    $       9.67    $      10.07    $       8.71
                                          ------------    ------------    ------------    ------------
Income from investment operations

  Net investment income (loss) (d)               (0.18)          (0.14)          (0.19)          (0.16)
  Net realized and unrealized gain
(loss)                                            0.96            1.03            0.30            1.52
                                          ------------    ------------    ------------    ------------

Total from investment operations                  0.78            0.89            0.11            1.36
                                          ------------    ------------    ------------    ------------
Less Distributions to Shareholders:

  From net realized gain                            --           (1.21)          (0.47)             --

  From return of capital                            --              --           (0.04)             --
                                          ------------    ------------    ------------    ------------

Total distributions                                 --           (1.21)          (0.51)             --
                                          ------------    ------------    ------------    ------------

Net asset value, end of period            $      10.13    $       9.35    $       9.67    $      10.07
                                          ============    ============    ============    ============

Total Return                                      8.34%           7.97%           1.00%          15.61% (b)

Ratios and Supplemental Data

Net assets, end of period                 $    298,537    $    340,842    $    365,107    $    240,248
Ratio of expenses to average net assets           2.88%           2.89%           2.95%           2.54% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                  8.19%          10.31%           9.29%          15.94% (c)
Ratio of net investment income (loss)
to

   average net assets                            (1.86)%         (1.43)%         (2.02)%         (1.88)% (c)
Ratio of net investment income (loss)
to
   average net assets before waiver &

reimbursement                                    (7.17)%         (8.84)%         (8.35)%        (15.29)% (c)
Portfolio turnover rate                            141%            623%            439%            374%

(a) For the period April 13, 2003 (Commencement of Operations) to November 30, 2003.

(b)   Not annualized.

(c)   Annualized.

(d) Net investment income (loss) per share is based on the average shares oustanding during the period.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                  Ashport Global Fixed Income Fund

                                                                             Class A
                                            ----------------------------------------------------------------------------
                                               Year             Year           Year            Year            Year
                                               ended            ended          ended           ended           ended
                                            November 30,    November 30,    November 30,    November 30,    November 30,
                                               2006             2005           2004            2003            2002 (a)
                                            ------------    ------------    ------------    ------------    ------------

Selected Per Share Data

Net asset value, beginning of period        $       9.90    $       9.84    $       9.66    $       9.54    $      10.00
                                            ------------    ------------    ------------    ------------    ------------
Income from investment operations

  Net investment income (loss) (d)                  0.48            0.38            0.22            0.04            0.21

  Net realized and unrealized gain (loss)           0.18            0.10            0.13            0.08           (0.67)
                                            ------------    ------------    ------------    ------------    ------------

Total from investment operations                    0.66            0.48            0.35            0.12           (0.46)
                                            ------------    ------------    ------------    ------------    ------------
Less Distributions to Shareholders:

  From net investment income                       (0.53)          (0.42)          (0.17)             --              --
                                            ------------    ------------    ------------    ------------    ------------

Total distributions                                (0.53)          (0.42)          (0.17)             --              --
                                            ------------    ------------    ------------    ------------    ------------

Net asset value, end of period              $      10.03    $       9.90    $       9.84    $       9.66    $       9.54
                                            ============    ============    ============    ============    ============

Total Return                                        6.67%           4.70%           3.62%           1.26%          -4.60% (b)

Ratios and Supplemental Data

Net assets, end of period                   $    197,766    $    226,938    $    218,129    $    166,334    $     31,788
Ratio of expenses to average net assets             1.97%           2.13%           2.17%           3.48%           3.92% (c)

Ratio of expenses to average net assets
   before waiver & reimbursement                   10.65%          12.40%           9.82%          13.92%          75.61% (c)
Ratio of net investment income (loss) to

   average net assets                               4.70%           3.75%           2.28%          (1.73)%          2.33% (c)
Ratio of net investment income (loss) to
   average net assets before waiver &
reimbursement                                      (3.99)%         (6.52)%         (5.36)%        (12.17)%        (69.36)% (c)
Portfolio turnover rate                                0%              8%             68%            196%            148%

(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.

(b)   Not annualized.

(c)   Annualized.

(d) Net investment income (loss) per share is based on the average shares outstanding during the period.

Ashport Mutual
Funds
Financial
Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                     Ashport Global Fixed Income Fund

                                                                                 Class C
                                                      ------------------------------------------------------------
                                                         Year             Year           Year            Year
                                                         ended            ended          ended           ended
                                                      November 30,    November 30,    November 30,    November 30,
                                                         2006             2005           2004            2003 (a)
                                                      ------------    ------------    ------------    ------------
Selected Per Share Data

Net asset value, beginning of period                  $       9.73    $       9.74    $       9.60    $       9.65
                                                      ------------    ------------    ------------    ------------
Income from investment operations
  Net investment income (loss)
(d)                                                           0.43            0.38            0.17           (0.14)

  Net realized and unrealized gain (loss)                     0.17            0.03            0.14            0.09
                                                      ------------    ------------    ------------    ------------
Total from investment
operations                                                    0.60            0.41            0.31           (0.05)
                                                      ------------    ------------    ------------    ------------
Less Distributions to Shareholders:

  From net investment income                                 (0.37)          (0.42)          (0.17)             --
                                                      ------------    ------------    ------------    ------------
Total
distributions                                                (0.37)          (0.42)          (0.17)             --
                                                      ------------    ------------    ------------    ------------

Net asset value, end of period                        $       9.96    $       9.73    $       9.74    $       9.60
                                                      ============    ============    ============    ============

Total Return                                                  6.17%           4.03%           3.23%     -0.52% (b)

Ratios and Supplemental Data

Net assets, end of period                             $    257,179    $    220,097    $    253,819    $    239,785
Ratio of expenses to average net assets                       2.47%           2.78%           2.66%      3.48% (c)
Ratio of expenses to average net assets
   before waiver &
reimbursement                                                11.04%          13.18%          10.65%     13.90% (c)
Ratio of net investment income (loss) to
   average net
assets                                                        4.32%           3.79%           1.76%     (1.73)%(c)
Ratio of net investment income (loss) to

   average net assets before waiver & reimbursement          (4.24)%         (6.60)%         (6.23)%   (12.15)%(c)
Portfolio
turnover rate                                                    0%              8%             68%            196%

(a) For the period December 24, 2002 (Commencement of Operations) to November 30, 2003.

(b)   Not annualized.

(c)   Annualized.

(d) Net investment income (loss) per share is based on the average shares outstanding during the period.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                                November 30, 2006

NOTE 1.  ORGANIZATION AND RELATED MATTERS

Ashport Mutual Funds (the "Trust") was organized as a Massachusetts business trust on May 24, 2001, and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Ashport Large Cap Fund, Ashport Small/Mid Cap Fund, and Ashport Global Fixed Income Fund, formerly known as Ashport Fixed Income Fund (collectively the "Funds") are separate investment portfolios of the Trust. Each Fund offers two classes of shares (Class A and Class C). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative capital shares outstanding. Class C shares automatically convert to Class A shares on the eighth anniversary of issuance. The investment objective of the Ashport Large Cap Fund is to achieve long-term growth of capital. The investment objective of the Ashport Small/Mid Cap Fund is to achieve above-average total return. The investment objective of the Ashport Global Fixed Income Fund is to achieve high income and capital appreciation.

Prior to September 16, 2003, the Global Fixed Income Fund was known as the Fixed Income Fund and was managed under a different investment policy. All operations and activity for the year ended November 30, 2003, are reflected in these financial statements under the Global Fixed Income Fund name.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Investments in securities traded on a national securities exchange are valued at the last quoted sales price on the securities exchange on which such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Securities for which quotations are not readily available are valued at fair value as determined by the Investment Adviser under the direction of the Board of Trustees. Debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2006 - Continued

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement dates on securities transactions, and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions and Related Investment Income

The Funds record security transactions based on trade date plus one, except for reporting purposes on annual report dates when trade date is used. Net realized gains and losses on sales of securities are determined by the first in first out method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Funds are informed of such a dividend in the exercise of reasonable diligence. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. For the fiscal year ended November 30, 2006, net investment loss of $1,775 was reclassified to paid in capital, and net investment loss of 6,254 was reclassified to net short-term capital gains for the Large Cap Fund. Distributions in excess of earnings of $8,660 were reclassified as return of capital. For the Small/Mid Cap Fund, net investment loss of $11,603 was reclassified to paid in capital.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Federal Income Taxes

The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and distribute taxable income to its shareholders. Inadvertently, the Small/Mid Cap Fund failed to comply with such requirements during the period resulting in income tax expense of $1,315. Such amount was reimbursed to the Funds by the Adviser.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2006 - Continued

NOTE 3.  RELATED PARTY TRANSACTIONS

StateTrust Capital, LLC (the "Adviser") serves as investment adviser to the Funds. Under its Advisory Agreement (the "Agreement") with the Funds, the Adviser is responsible for the day to day management of each of the Funds in accordance with their investment objectives and policies. Furthermore, the Adviser is responsible for the investment performance of the Funds. For its services, the Adviser receives an annual advisory fee of 1.25% of the Large Cap and Small/Mid Cap Funds' average daily net assets and 0.50% of the Global Fixed Income Fund's average daily net assets, calculated and accrued daily and paid monthly. The Adviser pays all of its expenses arising from the performance of its obligations under the Agreement, including the expenses of the Trustees and Officers of the Trust who are employees of the Adviser or its affiliates. For the year ended November 30, 2006, the Adviser earned a fee of $15,867 from the Large Cap Fund, $9,958 from the Small/Mid Cap Fund, and $2,241 from the Global Fixed Income Fund. The Adviser entered into an expense reimbursement contract with the Funds capping the overall expenses at 3.5% of the average daily net assets of each Fund through February 29, 2004. Effective March 1, 2004, the overall expense cap was reduced to 3.0% of average daily net assets of each Fund through May 31, 2004. Effective June 1, 2004, the overall expense cap has been reduced to 2.5% of average daily net assets of each Fund for the duration of the expense reimbursement contract. For the year ended November 30, 2006, the Adviser waived fees and/or reimbursed expenses of $40,355 for the Large Cap Fund, $41,628 for the Small Mid/Cap Fund, and $38,355 for the Global Fixed Income Fund. At November 30, 2006, the Small/Mid Cap had a net receivable due from the Adviser of $1,315.

Effective October 1, 2006, at the approval of the Board of Trustees, the expense cap was eliminated and replaced with an operating agreement (see Administration and Operating Agreement). Simultaneously, the adviser voluntarily forfeited its right to recover expenses waived and or reimbursed in prior periods in accordance with the terminated expense cap agreement.

Administration & Operating Agreement

StateTrust Capital, LLC serves as administrator (the "Administrator") of each Fund. Pursuant to the terms of the Administration Agreement, the Administrator or its appointed agents will be responsible for the day to day administrative tasks of the Fund. Each Fund will pay StateTrust Capital, LLC an administration fee of 0.25% of the average daily net assets, calculated daily and paid on a monthly basis. Effective October 1, 2006, an operating agreement of 0.50% of the average daily net assets of each Fund was approved by the Board of Trustees, which is incorporated into the administration agreement of the Funds resulting in a total fee of 0.75% of the average daily net assets of the Funds for administration and operating expenses. For the year ended November 30, 2006, administrative and operating fees for the Large Cap Fund, Small/Mid Cap Fund and the Global Fixed Income Fund amounted to $4,277, $2,658, and $1,479, respectively, and were included as administration fees in the accompanying statement of operations. At November 30, 2006, the Large Cap, Small/Mid Cap, and Global Fixed Income Fund had amounts due to the Administrator for $785, $472, and $262 respectively.

Transfer Agent Agreement

StateTrust Capital, LLC serves as the Trust's transfer agent for no additional cost. Its services include shareholder recordkeeping, communications, and transaction processing.

Distribution Plan

StateTrust Investment, Inc. serves as the Trust's Distributor (the "Distributor"). Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission ("SEC") under the 1940 Act, the Funds have adopted a Distribution Agreement and a Rule 12b-1 Plan for shares of each fund to permit such Fund directly or indirectly to compensate the Distributor for activities with the distribution of shares. Pursuant to the Distribution Agreement, the Funds' "Class A" shares are subject to a sales charge ranging from 2.25% up to 4.75% depending on the amount of the

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2006- Continued

NOTE 3.  RELATED PARTY TRANSACTIONS (CONTINUED)

purchase, and the Funds' "Class C" shares are subject to a sales charge of 1.00%. Pursuant to the Rule 12b-1 Plan, all "Class A" and "Class C" shares for each Fund will be charged a 12b-1 distribution fee of 0.25% and 1.00% of the daily net assets, respectively. Amounts owed to the Distributor for 12b-1 fees are reduced by the net amount of sales fees retained by the Distributor. For the year ended November 30, 2006, distribution fees by the Distributor amounted to $8,737, $4,538, and $2,230, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included as 12b-1 fees in the accompanying statements of operations. At November 30, 2006, distribution fees due to the Distributor amounted to $1,438, $714, and $367, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included in accrued distributor fees in the accompanying statement of assets and liabilities.

Sales charges paid to the Distributor, on Class A and Class C shares amounted to $1,272 and $7,452 for the Large Cap Fund. Sales charges paid to the Distributor, for the Small/Mid Cap Fund, on Class A and Class C shares amounted to $1,093 and $3,461. Sales charges paid to the Distributor on Class A and Class C shares amounted to $561 and $1,685 for the Global Fixed Income Fund.

Certain Officers and Trustees of the Trust are also Officers and Directors of StateTrust Capital, LLC and StateTrust Investments, Inc.

Brokerage Commissions

The Distributor charges all three Funds a broker commission ranging from $23 to $25 per transaction. These commissions charged amounted to $750, $2,625, and $0 for the year end November 30, 2006 for the Large Cap Fund, Small/Mid Cap Fund and the Global Fixed Income Fund, respectively.

NOTE 4.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities were as follows for each Fund (excluding short-term investments and U.S. government obligations):

                           Large Cap        Small/Mid Cap     Global Fixed
                              Fund               Fund          Income Fund
--------------------------------------------------------------------------------
Purchases                   $466,561          $1,047,948           $0
Sales                       587,353           1,040,031          23,744

As of November 30, 2006, the net unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

                           Large Cap        Small/Mid Cap     Global Fixed
                              Fund               Fund          Income Fund
--------------------------------------------------------------------------------
Gross Appreciation          $151,597           $58,405           $20,553
Gross Depreciation          (28,493)           (18,234)          (3,143)
--------------------------------------------------------------------------------
Net Appreciation/
(Depreciation) on
Investments                 123,104             40,171           17,409
================================================================================

The Funds' cost basis in investments at November 30, 2006, were the same for both U.S. federal income tax and financial statement purposes for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund and amounted to $1,183,659, $749,247 and $392,487, respectively.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2006- Continued

NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS

On November 28, 2006, distributions of $18,066 (or $0.13 per share), and $19,229 (or $0.53 & 0.37 per share respectively for Class A & C) for the Large Cap Fund and Global Fixed Income Fund respectively, were declared and the dividends were paid on November 29, 2006 to shareholders of record on November 28, 2006.

The tax character of distributions paid during 2006 and 2005 was as follows for the Large Cap Fund:

                                              2006                     2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                $-                    $79,101
Long-term capital gain                        9,406                     -
Return of Capital                             8,660
--------------------------------------------------------------------------------
                                             $18,066                 $79,101
================================================================================

As of November 30, 2006, the components of distributable earnings for the Large Cap Fund on a tax basis were as follows:

Undistributed ordinary income (loss)                              $-
Undistributed long-term gain                                      -
Undistributed appreciation                                      123,104
                                                           -----------------
                                                                $123,104
                                                           =================

The tax character of distributions paid during 2006 and 2005 was as follows for the Small/Cap Fund:

                                               2006                 2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                 $-                $85,452
Long-term capital gain                           -                   -
--------------------------------------------------------------------------------
                                                $-                $85,452
================================================================================

As of November 30, 2006, the components of distributable earnings for the Small/Mid Cap Fund on a tax basis were as follows:

Undistributed ordinary income (loss)                           $4,787
Undistributed long-term gain                                     -
Undistributed appreciation                                      40,171
                                                           ---------------
                                                              $44,958
                                                           ===============

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2006 - Continued

NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)

The tax character of distributions paid during 2006 and 2005 was as follows for the Global Fixed Income Fund:

                                              2006                  2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                              $19,229              $18,462
Long-term capital gain                          -                    -
--------------------------------------------------------------------------------
                                             $19,229              $18,462
================================================================================

As of November 30, 2006, the components of distributable earnings for the Global Fixed Income Fund on a tax basis were as follows:

Undistributed ordinary income (loss)                       $820
Capital loss carryforward                                  (91)
Undistributed appreciation                                17,409
                                                         ---------
                                                         $18,138
                                                         =========

NOTE 6.  CAPITAL STRUCTURES AND SHARE TRANSACTIONS

Shares of capital stock sold and redeemed for the year ended November 30, 2006, were as follows:
--------------------------------------------------------------------------------
                   Large Cap Fund                     2006             2005
                                                     Shares           Shares
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                            7,667           18,252
Shares issued from reinvestments                         847            3,306
Shares redeemed                                       (2,545)          (3,778)
--------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions                                     5,969           17,780
================================================================================

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                           4,618           16,206
Shares issued from reinvestments                        790            4,268
Shares redeemed                                     (19,596)         (20,135)
--------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions                                  (14,188)             339
================================================================================

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2006- Continued

NOTE 6.  CAPITAL STRUCTURES AND SHARE TRANSACTIONS (CONTINUED)

                   Small/Mid Cap Fund                 2006            2005
                                                     Shares          Shares
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                           8,253           10,697
Shares issued from reinvestments                       -              4,270
Shares redeemed                                     (3,416)          (2,587)
--------------------------------------------------------------------------------
Net increase from capital
share transactions                                    4,837           12,380
================================================================================

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                          3,944            7,369
Shares issued from reinvestments                       -              3,715
Shares redeemed                                      (10,905)        (12,414)
--------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions                                  (6,961)          (1,330)
================================================================================

--------------------------------------------------------------------------------
                Global Fixed Income Fund              2006            2005
                                                     Shares          Shares
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                           528             5,446
Shares issued from reinvestments                       950             866
Shares redeemed                                     (4,684)          (5,546)
--------------------------------------------------------------------------------
Net increase from capital
share transactions                                  (3,206)            766
================================================================================

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                          3,857            4,665
Shares issued from reinvestments                      746              725
Shares redeemed                                     (1,398)          (8,832)
--------------------------------------------------------------------------------
Net increase(decrease) from capital
share transactions                                   3,205           (3,442)
================================================================================

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2006- Continued

NOTE 7.  CAPITAL LOSS CARRYFORWARDS

Global Fixed Income Fund & Small/Mid Cap Fund

At November 30, 2006, the Global Fixed Income Fund had available for federal tax purposes an unused capital loss carryforward of $91, which expires in 2010. At November 30, 2006, the Small/Mid Cap Fund had available for federal tax purposes an unused capital loss carryforward of $3,649, which expires in 2014.

To the extent that this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2006, Pershing, LLC held 100% of the Large Cap Fund, 100% of the Small/Mid Cap Fund, and 100% of the Global Fixed Income Fund in omnibus accounts for the benefit of others.

NOTE 9:  OTHER SIGNIFICANT ITEMS

Subsequent to the reporting period ended May 31, 2006, the SEC conducted a routine periodic review of Registrant's financial statements for the fiscal year ended November 30, 2005. As a result of its review, the SEC made further inquiries of management concerning the manner in which Registrant was calculating and applying certain expense waivers and reimbursements among Fund share classes. Management undertook a review of its procedures in that area and discovered that its application of fee waivers and expense reimbursements had inadvertently disadvantaged certain shareholders of each Fund. Further inquiry was made with respect to the Funds' 2004 fiscal year, and similar issues were uncovered. Although the dollar amounts involved were immaterial (less than $500 in each share class) the Funds' Adviser, StateTrust Capital LLC, has refunded those amounts to the appropriate Funds and share classes and implemented an improved contractual and accounting structure in order to prevent the re-occurrence of these issues. Registrant's Board of Trustees approved the restructuring. The Registrant's financial statements for its fiscal year ended November 30, 2006 reflect the effect of the Adviser's reimbursements to the Funds.

NOTE 10:  ACCOUNTING FOR UNCERTAIN INCOME TAXES

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how certain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the impact that FIN 48 will have on the financial statements.

To The Shareholders and
Board of Trustees of
Ashport Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Ashport Mutual Funds (the "Funds"), comprising Ashport Large Cap Fund, Ashport Small/Mid Cap Fund, and Ashport Global Fixed Income Fund as of November 30, 2006, and the related statements of operations for the year then ended and statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the periods indicated prior to November 30, 2004 were audited by another independent accounting firm who expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the Funds' custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the funds constituting Ashport Mutual Funds, as of November 30, 2006, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services, Ltd.
(f.k.a. Cohen McCurdy, Ltd.)
Westlake, Ohio
January 9, 2007

Trustees of Your Fund:

The business affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust's Statement of Additional Information includes additional information about the Trust's Board of Trustees and is available, without charge, upon request, by calling 888-282-2290 or by writing to Ashport Mutual Funds at 800 Brickell Avenue, Suite 103, Miami, FL 33131.

--------------------------------------------------------------------------------
Name,         Position(s)   Term     Principal          Number of   Other
Address and   Held with     of       Occupation(s)      Portfolios  Trusteeships
Age           Funds         Office   During Past 5      in Fund     held  by
                            and      Years              Complex     Trustee
                            Length                      Overseen
                            of                          by Trustee
                            Time
                            Served
--------------------------------------------------------------------------------
David         Trustee and   2001     Director and       3           None
Vugait, 41    President              adviser of the
                                     Adviser, President
                                     of the Distributor
                                     and primary portfolio
                                     manager for the Funds.
                                     Prior to founding The
                                     StateTrust Group in
                                     1999, Mr. Vurgait
                                     served as Vice President
                                     of the Corporate Finance
                                     area of Andino Capital
                                     Markets, Inc. (ACM )
                                     from 1996 through 1999.

--------------------------------------------------------------------------------
Jeffrey W.    Trustee  and  2001     Chief operating    3           None
Cimbal,       Chief                  officer of the
CPA, 47       Financial              Adviser and
              Officer                Chief Compliance
                                     Officer for the
                                     Distributor.
                                     Prior to joining
                                     the Investment
                                     Manager in 2000,
                                     Mr. Cimbal
                                     served as Vice
                                     President and
                                     CFO for CecWest
                                     Securities, Inc.
                                     and NASD
                                     registered
                                     brokerage firm
                                     from 1986
                                     through 2000.

--------------------------------------------------------------------------------
W. Brian      Trustee       2001     Chartered          3           None
Barrett,                             Financial
CFA+, 50                             Analyst.
                                     Associate
                                     Professor of
                                     Finance with the
                                     University of
                                     Miami.
--------------------------------------------------------------------------------
Jaime         Trustee       2001     Mr. Maya has       3           None
Maya+, 49                            served as a
                                     Certified Public
                                     Accountant since
                                     1985.
--------------------------------------------------------------------------------
Anthony T.    Trustee       2004     An attorney with   3           None
Golden+, 41                          Shutts & Bowen
                                     Trust & Estate
                                     Practice Group.
                                     Mr. Golden's
                                     practice
                                     concentrates in
                                     the areas of
                                     complex
                                     taxation, estate
                                     planning and
                                     estate
                                     administration.
--------------------------------------------------------------------------------
Timothy R.    Trustee       2004     Associate          3           None
Burch+, 39                           Professor of
                                     Finance with the
                                     University of
                                     Miami
--------------------------------------------------------------------------------
David         Chief         2004     Managing Member    N/A         N/A
Jones,        Compliance             with Drake
Esq., 49      Officer  and  1998     Compliance LLC.
              Secretary              Principal
                                     AttorneyDavid
                                     Jones & Assoc.,
                                     PC
--------------------------------------------------------------------------------
+Independent Trustees.

Approval of the Advisory Agreement- Unaudited

On October 30, 2006, the Trust's Board of Trustees renewed for an additional one-year period the investment advisory agreement between the Trust and StateTrust Capital LLC (the "Adviser") on behalf of each series of the Trust (the "IA Agreement"), which was due to expire on December 12, 2006. The Board considered, among others, the following five elements with respect to the IA
Agreement: (1) the nature, extent, and quality of the services provided by the investment adviser; (2) the investment performance of the Funds and Adviser; (3) the costs of the services to be provided and profits realized by the Adviser from the relationship with the Funds; (4) the extent to which economies of scale would be realized as the funds grow; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors.

The Board requested and received a variety of documents, policies, procedures and financial data to assist them in their deliberations. The materials were prepared by the Adviser or the Trust's administrative consultant and were provided to the Trustees in advance of the meeting.

After full review of the materials presented and careful consideration, the Board, with the Independent Trustees separately concurring, agreed that the fees charged by the Adviser continued to be fair and reasonable in light of the services provided to the Funds.

The Board then discussed the nature, extent and quality of the Adviser's services to the Trust. In particular, the Board noted with approval the Adviser's commitment to maintain certain targeted expense ratios for the Funds, its efforts to provide comprehensive and consistent investment management to the Funds, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board noted for the record that it reviewed, on a quarterly basis, performance and management reports relating to the Funds, and those prior reviews were incorporated into the Board's current considerations.

The Board discussed the Adviser's current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board noted that the Adviser had been subsidizing the Funds' operations since their inception and that the Adviser had a contractual right to recover certain of those expenses before the overall expense ratios of the Funds would decrease.

The Board next considered the investment performance of each Fund and the Adviser's performance. The Board generally approved of each Fund's performance. Further, the Board noted with approval that the Adviser did not succumb to "style drift" in its management of each Fund's assets, and that each Fund was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser's ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that although the Adviser's business was not devoted exclusively to serving the Funds, the Adviser did not appear to realize any extraordinary ancillary benefits or profits deriving from its relationship with the Funds.

After full discussion and consideration, and upon motion made, seconded and unanimously approved, with the Independent Trustees separately approving, the Board renewed the IA Agreement for an additional one-year period, commencing on December 12, 2006 and running through December 12, 2007.

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended August 31, 2006. Shareholders may obtain this information at www.funds@statetrust.com or by calling the Funds at 888-282-2290. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Proxy Voting- Unaudited

The Funds file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.

A description of the Funds' proxy voting policies, procedures, and how each Fund voted relating to portfolio securities is available without charge, upon request, (i) by calling the Funds at 888-282-2290; (ii) by writing to The Ashport Mutual Funds at 800 Brickell Avenue, Suite 103, Miami, FL 33131; and
(iii) by visiting the Securities and Exchange Commission website at www.sec.gov.

Item 2.  Code of Ethics

(a). The Registrant's investment adviser as of the end of the period covered in this report has adopted a Code of Conduct Policy ("Code of Conduct") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b). There have been no amendments, during the period covered by the report, to a provision of its Code of Conduct that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party and that relates to any element of the Code of Conduct description.

(c). There have been no waivers granted, during the period covered by the report, including an implicit waiver, from a provision of the Code of Conduct to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3.  Audit Committee Financial Expert.

As of the end of the period covered in this report, the Registrant's Board of Trustees has determined that W. Brian Barrett is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate audit fees billed to the registrant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements were $29,500 for the fiscal year ended November 30, 2006 and $28,800 for the fiscal year ended November 30, 2005.

(b) Audit-Related Fees: The aggregate fees billed to the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $615 for the fiscal year ended November 30, 2006 and $3,126 for the fiscal year ended November 30, 2005. The aggregate fees billed to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services for the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and that must be approved by the audit committee of the registrant's board of trustees pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were $0 for the fiscal year ended November 30, 2006 and $0 for the fiscal year ended November 30, 2005.

(c) Tax Fees: For the registrant's fiscal years ended November 30, 2006 and November 30, 2005, aggregate fees of $2,850 and $4,626, respectively were billed to the registrant for professional services rendered by the principal accountant for tax services. For the registrant's fiscal years ended November 30, 2006 and November 30, 2005, aggregate fees of $0 and $0, respectively were billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for professional services rendered by the principal accountant for tax services that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees: The aggregate fees billed to registrant by the principal accountant for services other than the services reported in paragraph (a) through (c) were $0 for the fiscal year ended November 30, 2006 and $0 for the fiscal year ended November 30, 2005. The aggregate fees billed by the principal accountant to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, other than the services reported in paragraphs (b) and (c) were $0 for the fiscal year ended November 30, 2006 and $0 for the fiscal year ended November 30, 2005.

(e)(1) Audit Committee Pre-Approval Policies and Procedures: The registrant's Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e)(2) No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees: The aggregate non-audit fees billed to the registrant by the registrant's accountant for services rendered to the registrant were $0 for the fiscal year ended November 30, 2006 and $0 for the fiscal year ended November 30, 2005. The aggregate non-audit fees billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services were $0 for the fiscal year ended November 30, 2006 and $0 for the fiscal year ended November 30, 2005.

(h) Not Applicable

Item 5.  Audit Committee of Listed Registrants

Not Applicable

Item 6.  Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1. of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.  Controls and Procedures.

      (a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(c)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

Exhibit 1. StateTrust - Code of Conduct Policy are attached hereto.

Exhibit 2 (a). Certification required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Exhibit 2 (b). Certification required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ashport Mutual Funds
             ---------------------

By (Signature and Title)*
                                     /s/Jeffrey Cimbal
                                     -----------------
                                     Jeffrey Cimbal, Chief Financial Officer
Date:  January 30, 2007
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/David Vurgait
                                     ----------------
                                     David Vurgait, President
Date:  January 30, 2007
        ----------------